Document And Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	LENSAR, INC.
Entity Central Index Key	0001320350
Entity Emerging Growth Company	false
Entity File Number	001-39473
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0125724
Entity Address, Address Line One	2800 Discovery Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	888
Local Phone Number	536-7271
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LNSR
Security Exchange Name	NASDAQ